Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 9.9%
Comcast Corp. - Class A	1,863,465	$58,550,070
Interpublic Group of Cos., Inc.	1,533,365	42,796,217
Omnicom Group, Inc.	549,782	44,823,727
		146,170,014

Consumer Discretionary - 6.3%
eBay, Inc.	627,425	57,064,304
Harley-Davidson, Inc.	1,298,034	36,215,148
		93,279,452

Consumer Staples - 6.7%
Kimberly-Clark Corp.	475,025	59,064,609
The Campbell's Co.	1,271,890	40,166,286
		99,230,895

Financials - 20.1%
American Express Co.	207,990	69,085,958
Ameriprise Financial, Inc.	100,600	49,419,750
Blackrock, Inc.	38,355	44,716,944
Carlyle Group, Inc.	483,690	30,327,363
Chubb Ltd.	247,270	69,791,958
SEI Investments Co.	380,420	32,278,637
		295,620,610

Health Care - 18.6%
Amgen, Inc.	252,855	71,355,681
Cencora, Inc.	49,261	15,395,540
Elevance Health, Inc.	123,280	39,834,234
Medtronic PLC	771,180	73,447,183
Merck & Co., Inc.	878,395	73,723,692
		273,756,330

Industrials - 10.2%
Cummins, Inc.	69,975	29,555,341
Flowserve Corp.	446,469	23,725,363
Masco Corp.	466,060	32,805,963
Westinghouse Air Brake Technologies Corp.	317,560	63,661,253
		149,747,920

Information Technology - 21.4%
Amdocs Ltd.	728,157	59,745,282
Applied Materials, Inc.	187,900	38,470,646
Gen Digital, Inc.	2,508,385	71,213,050
NetApp, Inc.	610,435	72,312,130
QUALCOMM, Inc.	440,990	73,363,097
		315,104,205

Materials - 4.5%
PPG Industries, Inc.	630,330	66,253,986
TOTAL COMMON STOCKS (Cost $1,121,700,986)		1,439,163,412

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3% First American Government Obligations Fund - Class Z, 4.01%(a)	34,275,941	34,275,941
TOTAL SHORT-TERM INVESTMENTS (Cost $34,275,941)		34,275,941

TOTAL INVESTMENTS - 100.0% (Cost $1,155,976,927)		1,473,439,353
Liabilities in Excess of Other Assets - (0.0)% (b)		(19,562)
TOTAL NET ASSETS - 100.0%		$1,473,419,791
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory - Beutel Goodman Large-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,439,163,412	$–	$–	$1,439,163,412
Money Market Funds	34,275,941	–	–	34,275,941
Total Investments	$1,473,439,353	$–	$–	$1,473,439,353

Refer to the Schedule of Investments for further disaggregation of investment categories.